Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2022	44,226,493
Balance at Dec. 31, 2022	$ 813,029	$ 83,007	$ 17,347	$ (5,917)	$ 907,466
Net earnings (loss)	0	0	100,391	0	100,391
Other comprehensive earnings (loss)	0	0	0	1,546	1,546
Stock option expense	$ 0	21,385	0	0	21,385
Stock options exercised (in shares)	455,934
Stock options exercised	$ 42,788	(9,172)	0	0	33,616
Dividends	$ 0	0	(40,258)	0	$ (40,258)
Balance (in shares) at Dec. 31, 2023	44,682,427				44,226,493
Balance at Dec. 31, 2023	$ 855,817	95,220	77,480	(4,371)	$ 1,024,146
Net earnings (loss)	0	0	134,375	0	134,375
Other comprehensive earnings (loss)	0	0	0	(8,059)	(8,059)
Stock option expense	$ 0	25,311	0	0	$ 25,311
Stock options exercised (in shares)	586,245				586,245
Stock options exercised	$ 74,091	(15,737)	0	0	$ 58,354
Dividends	$ 0	0	(46,381)	0	$ (46,381)
Balance (in shares) at Dec. 31, 2024	45,268,672				44,682,427
Balance at Dec. 31, 2024	$ 929,908	$ 104,794	$ 165,474	$ (12,430)	$ 1,187,746